Report of the Directors	12 Months Ended
Dec. 31, 2018
Report Of The Directors Strategic Report [Abstract]
Disclosure of audited information included in report of directors strategic report

Summary
(Audited)
The Group Chief Executive and the rest of the Group Management Board (‘GMB’) review operating activity on a number of bases, including by global business and geographical region. Global businesses are our reportable segments under IFRS 8 ‘Operating Segments’.

Basis of preparation
The Group Chief Executive, supported by the rest of the GMB, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of adjusted performance that removes the effects of significant items and currency translation from reported results. We therefore present these results on an adjusted basis as required by IFRSs. The 2017 and 2016 adjusted performance information is presented on a constant currency basis as described on page 34.

As required by IFRS 8, reconciliations of the total adjusted global business results to the Group reported results are presented on page 65. Supplementary reconciliations from reported to adjusted results by global business are presented on pages 67 to 69 for information purposes.
Global business performance is also assessed using return on tangible equity (‘RoTE’), excluding significant items and the UK bank levy. A reconciliation of global business RoTE, excluding significant items and the UK bank levy to the Group’s RoTE is provided in the reconciliations of non-GAAP financial measures at 31 December 2018.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses and geographical regions. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
The expense of the UK bank levy is included in the Europe geographical region as HSBC regards the levy as a cost of being headquartered in the UK. For the purposes of the presentation by global business, the cost of the levy is included in the Corporate Centre.
The results of geographical regions are presented on a reported basis.
Geographical information is classified by the location of the principal operations of the subsidiary or, for The Hongkong and Shanghai Banking Corporation Limited, HSBC Bank plc, HSBC UK Bank plc, HSBC Bank Middle East Limited and HSBC Bank USA, by the location of the branch responsible for reporting the results or providing funding.

A description of the global businesses is provided in the Strategic Report, pages 3 and 18 to 21.

Analysis of adjusted results by global business
(Audited)

HSBC adjusted profit before tax and balance sheet data
		2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before change in expected credit losses and other credit impairment charges	26	21,935	14,885	15,512	1,785	(177)	53,940
– external		17,270	14,652	17,986	1,497	2,535	53,940
– inter-segment		4,665	233	(2,474)	288	(2,712)	—
of which: net interest income/(expense)		15,822	10,666	5,259	888	(2,199)	30,436
Change in expected credit losses and other credit impairment charges		(1,177)	(739)	26	8	115	(1,767)
Net operating income/(expense)		20,758	14,146	15,538	1,793	(62)	52,173
Total operating expenses		(13,711)	(6,477)	(9,460)	(1,449)	(1,893)	(32,990)
Operating profit/(loss)		7,047	7,669	6,078	344	(1,955)	19,183
Share of profit in associates and joint ventures		33	—	—	—	2,503	2,536
Adjusted profit before tax		7,080	7,669	6,078	344	548	21,719
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		32.6	35.3	28.0	1.6	2.5	100.0
Adjusted cost efficiency ratio		62.5	43.5	61.0	81.2	(1,069.5)	61.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		361,872	333,162	244,978	39,217	2,467	981,696
Interests in associates and joint ventures		397	—	—	—	22,010	22,407
Total external assets		476,784	360,216	1,012,272	43,790	665,062	2,558,124
Customer accounts		640,924	357,596	290,914	64,658	8,551	1,362,643
Adjusted risk-weighted assets (unaudited)	64	126,865	321,244	281,021	16,824	118,550	864,504

		2017
Net operating income before loan impairment charges and other credit risk provisions	26	20,220	13,247	15,285	1,723	1,186	51,661
– external		17,024	13,378	16,557	1,453	3,249	51,661
– inter-segment		3,196	(131)	(1,272)	270	(2,063)	—
of which: net interest income/(expense)		13,927	9,060	4,851	825	(481)	28,182
Loan impairment charges and other credit risk provisions/(recoveries)		(969)	(465)	(446)	(16)	183	(1,713)
Net operating income		19,251	12,782	14,839	1,707	1,369	49,948
Total operating expenses		(12,786)	(5,953)	(8,991)	(1,411)	(2,090)	(31,231)
Operating profit/(loss)		6,465	6,829	5,848	296	(721)	18,717
Share of profit in associates and joint ventures		14	—	—	—	2,402	2,416
Adjusted profit before tax		6,479	6,829	5,848	296	1,681	21,133
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.6	32.3	27.7	1.4	8.0	100.0
Adjusted cost efficiency ratio		63.2	44.9	58.8	81.9	176.2	60.5
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		332,261	305,213	244,476	39,597	7,294	928,841
Interests in associates and joint ventures		363	—	—	—	21,656	22,019
Total external assets		451,516	336,163	946,747	46,247	662,364	2,443,037
Customer accounts		621,092	351,617	273,080	64,957	10,883	1,321,629
Adjusted risk-weighted assets (unaudited)	64	118,131	289,824	293,135	15,795	128,795	845,680
For footnotes, see page 89.

HSBC adjusted profit before tax and balance sheet data (continued)
		2016
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before loan impairment charges and other credit risk provisions	26	18,483	12,656	14,807	1,770	1,544	49,260
– external		16,050	12,656	17,488	1,512	1,554	49,260
– inter-segment		2,433	—	(2,681)	258	(10)	—
of which: net interest income		12,906	8,506	4,800	813	1,176	28,201
Loan impairment charges and other credit risk provisions		(1,101)	(986)	(461)	—	(24)	(2,572)
Net operating income		17,382	11,670	14,346	1,770	1,520	46,688
Total operating expenses		(12,144)	(5,747)	(8,846)	(1,484)	(1,926)	(30,147)
Operating profit/(loss)		5,238	5,923	5,500	286	(406)	16,541
Share of profit in associates and joint ventures		20	—	—	—	2,345	2,365
Adjusted profit before tax		5,258	5,923	5,500	286	1,939	18,906
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		27.8	31.3	29.1	1.5	10.3	100.0
Adjusted cost efficiency ratio		65.7	45.4	59.7	83.8	124.7	61.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		312,393	285,253	230,171	36,222	12,331	876,370
Interests in associates and joint ventures		391	—	—	—	19,635	20,026
Total external assets		421,559	309,905	949,732	43,663	692,740	2,417,599
Customer accounts		595,765	346,746	261,949	71,389	14,344	1,290,193
Adjusted risk-weighted assets (unaudited)	64	111,617	276,705	301,728	15,418	149,680	855,148

For footnotes, see page 89.

Reconciliation of reported and adjusted items
(Audited)

Adjusted results reconciliation
		2018			2017				2016
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	26	53,940	(160)	53,780	51,661	(133)	(83)	51,445	49,260	803	(2,097)	47,966
ECL		(1,767)	—	(1,767)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LICs		N/A	N/A	N/A	(1,713)	(56)	—	(1,769)	(2,572)	(24)	(804)	(3,400)
Operating expenses		(32,990)	(1,669)	(34,659)	(31,231)	143	(3,796)	(34,884)	(30,147)	(361)	(9,300)	(39,808)
Share of profit in associates and joint ventures		2,536	—	2,536	2,416	(41)	—	2,375	2,365	(10)	(1)	2,354
Profit/(loss) before tax		21,719	(1,829)	19,890	21,133	(87)	(3,879)	17,167	18,906	408	(12,202)	7,112
For footnotes, see page 89.

Adjusted balance sheet reconciliation
	2018	2017			2016
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	981,696	928,841	34,123	962,964	876,370	(14,866)	861,504
Interests in associates and joint ventures	22,407	22,019	725	22,744	20,026	3	20,029
Total external assets	2,558,124	2,443,037	78,734	2,521,771	2,417,599	(42,613)	2,374,986
Customer accounts	1,362,643	1,321,629	42,833	1,364,462	1,290,193	(17,807)	1,272,386

Adjusted profit reconciliation
		2018	2017	2016
	Footnotes	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax		21,719	21,133	18,906
Significant items		(1,829)	(3,879)	(12,202)
– customer redress programmes (revenue)		53	(108)	2
– disposals, acquisitions and investment in new businesses (revenue)		(113)	274	264
– fair value movements on financial instruments	65, 66	(100)	(245)	(2,453)
– costs of structural reform		(361)	(420)	(223)
– costs to achieve		—	(3,002)	(3,118)
– customer redress programmes (operating expenses)		(146)	(655)	(559)
– disposals, acquisitions and investment in new businesses (operating expenses)		(52)	(53)	(1,087)
– disposals, acquisitions and investment in new businesses (LICs)		—	—	(748)
– gain on partial settlement of pension obligation		—	188	—
– impairment of GPB – Europe goodwill		—	—	(3,240)
– past service costs of guaranteed minimum pension benefits equalisation		(228)	—	—
– restructuring and other related costs		(66)	—	—
– settlements and provisions in connection with legal and other regulatory matters		(816)	198	(1,025)
– disposals, acquisitions and investment in new businesses (share of profit in associates and joint ventures)		—	—	(1)
– currency translation on significant items			(56)	(14)
Currency translation			(87)	408
Reported profit before tax		19,890	17,167	7,112

For footnotes, see page 89.